Lease liability and Right-of-use assets (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 1,561	$ 1,676	$ 1,677	$ 1,550
Depreciation charge	(318)	(330)
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	522	528
Depreciation charge	(11)	(11)
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	866	963
Depreciation charge	(192)	(207)
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	136	155
Depreciation charge	(105)	(100)
Machinery & equipment and other assets
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	37	30
Depreciation charge	$ (10)	$ (12)